Borrowings and debt - Schedule of amounts recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings and debt
Payments of lease liabilities, classified as financing activities	$ 995	$ 1,227	$ 1,114
Lease liabilities	(579)	(810)	(862)
Income from subleasing right-of-use assets	$ 0	$ 227	$ 265